                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:    3/31/06
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     5/11/06
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:     $318,339
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

              FORM 13F INFORMATION TABLE - BIRINYI ASSOCIATES 3/31/06

             Column 1                    Column 2     Column 3  Column 4        Column 5          Column 6        Column 8
------------------------------------  -------------- --------- --------- ----------------------- ---------- ---------------------

                                                                                                               Voting authority
              Name of                                            Value   Shrs or                 Investment ---------------------
               Issuer                 Title of class   CUSIP   (x $1000) prn amt SH/PRN Put/Call discretion   Sole  Shared  None
------------------------------------  -------------- --------- --------- ------- ------ -------- ---------- ------- ------ ------
SPDR Trust Series 1                         ETF      78462F103   $22,098 170,210                    SOLE    170,210
Google Inc                             COMMON STOCK  38259P508   $12,987  33,300                    SOLE     33,300
Rydex S&P Equal Weight ETF                  ETF      78355W106    $7,673  43,500                    SOLE     43,500
Exxon Mobil Corp                       COMMON STOCK  30231G102    $4,860  79,850                    SOLE     79,850
Altria Group Inc                       COMMON STOCK  02209S103    $4,206  59,350                    SOLE     59,350
DIAMONDS Trust Series I                     ETF      252787106    $3,807  34,200                    SOLE     34,200
Citigroup Inc                          COMMON STOCK  172967101    $3,760  79,613                    SOLE     79,613
Goldman Sachs Group Inc                COMMON STOCK  38141G104    $3,516  22,400                    SOLE     22,400
Apple Computer Inc                     COMMON STOCK  037833100    $3,450  55,000                    SOLE     55,000
Chevron Corp                           COMMON STOCK  166764100    $3,249  56,050                    SOLE     56,050
Caterpillar Inc                        COMMON STOCK  149123101    $2,872  40,000                    SOLE     40,000
General Electric Co                    COMMON STOCK  369604103    $2,789  80,186                    SOLE     80,186
American Express Co                    COMMON STOCK  025816109    $2,746  52,250                    SOLE     52,250
Progressive Corp/The                   COMMON STOCK  743315103    $2,664  25,550                    SOLE     25,550
Phelps Dodge Corp                      COMMON STOCK  717265102    $2,657  33,000                    SOLE     33,000
NVR Inc                                COMMON STOCK  62944T105    $2,586   3,500                    SOLE      3,500
Chicago Mercantile Exchange
   Holdings Inc                        COMMON STOCK  167760107    $2,461   5,500                    SOLE      5,500
Lehman Brothers Holdings Inc           COMMON STOCK  524908100    $2,406  16,650                    SOLE     16,650
International Business Machines Corp   COMMON STOCK  459200101    $2,293  27,800                    SOLE     27,800
United Technologies Corp               COMMON STOCK  913017109    $2,232  38,500                    SOLE     38,500
Consolidated Edison Inc                COMMON STOCK  209115104    $2,081  47,850                    SOLE     47,850
FedEx Corp                             COMMON STOCK  31428X106    $2,024  17,925                    SOLE     17,925
Yahoo! Inc                             COMMON STOCK  984332106    $1,997  61,890                    SOLE     61,890
SAN Juan Basin Royalty TR                  TRUST     798241105    $1,985  48,470                    SOLE     48,470
Schlumberger Ltd                       COMMON STOCK  806857108    $1,968  15,550                    SOLE     15,550
Valero Energy Corp                     COMMON STOCK  91913Y100    $1,889  31,600                    SOLE     31,600
Microsoft Corp                         COMMON STOCK  594918104    $1,784  65,550                    SOLE     65,550
American International Group Inc       COMMON STOCK  026874107    $1,751  26,500                    SOLE     26,500
3M Co                                  COMMON STOCK  88579Y101    $1,739  22,970                    SOLE     22,970
Merrill Lynch & Co Inc                 COMMON STOCK  590188108    $1,733  22,000                    SOLE     22,000
Bank of America Corp                   COMMON STOCK  060505104    $1,652  36,278                    SOLE     36,278
Dow Chemical Co/The                    COMMON STOCK  260543103    $1,630  40,150                    SOLE     40,150
eBay Inc                               COMMON STOCK  278642103    $1,591  40,800                    SOLE     40,800
Bear Stearns Cos Inc/The               COMMON STOCK  073902108    $1,560  11,250                    SOLE     11,250
Washington Post Co/The                 COMMON STOCK  939640108    $1,554   2,000                    SOLE      2,000
Deere & Co                             COMMON STOCK  244199105    $1,482  18,750                    SOLE     18,750
Procter & Gamble Co                    COMMON STOCK  742718109    $1,369  23,750                    SOLE     23,750
Aetna Inc                              COMMON STOCK  00817Y108    $1,369  27,850                    SOLE     27,850
Oil Service HOLDRs Trust                    ETF      678002106    $1,321   9,000                    SOLE      9,000
Dell Inc                               COMMON STOCK  24702R101    $1,234  41,480                    SOLE     41,480
ConocoPhillips                         COMMON STOCK  20825C104    $1,193  18,884                    SOLE     18,884
Johnson & Johnson                      COMMON STOCK  478160104    $1,184  20,000                    SOLE     20,000
People's Bank/Bridgeport CT            COMMON STOCK  710198102    $1,175  35,879                    SOLE     35,879
Boeing Co                              COMMON STOCK  097023105    $1,169  15,000                    SOLE     15,000
Wal-Mart Stores Inc                    COMMON STOCK  931142103    $1,153  24,402                    SOLE     24,402
Sears Holdings Corp                    COMMON STOCK  812350106    $1,140   8,650                    SOLE      8,650
Texas Instruments Inc                  COMMON STOCK  882508104    $1,041  32,050                    SOLE     32,050
Morgan Stanley                         COMMON STOCK  617446448      $964  15,350                    SOLE     15,350
Unilever NV                            COMMON STOCK  904784709      $941  13,600                    SOLE     13,600
UST Inc                                COMMON STOCK  902911106      $926  22,250                    SOLE     22,250
Qualcomm Inc                           COMMON STOCK  747525103      $919  18,150                    SOLE     18,150
Vornado Realty Trust                       REIT      929042109      $898   9,350                    SOLE      9,350
Verizon Communications Inc             COMMON STOCK  92343V104      $806  23,650                    SOLE     23,650
Pfizer Inc                             COMMON STOCK  717081103      $779  31,250                    SOLE     31,250
AllianceBernstein Holding LP            PARTNERSHIP  01881G106      $762  11,500                    SOLE     11,500
McDonald's Corp                        COMMON STOCK  580135101      $742  21,600                    SOLE     21,600
Cummins Inc                            COMMON STOCK  231021106      $736   7,000                    SOLE      7,000
Tyco International Ltd                 COMMON STOCK  902124106      $732  27,250                    SOLE     27,250
Berkshire Hathaway Inc                 COMMON STOCK  084670108      $723       8                    SOLE          8
KB Home                                COMMON STOCK  48666K109      $715  11,000                    SOLE     11,000
Amgen Inc                              COMMON STOCK  031162100      $682   9,372                    SOLE      9,372
iShares Lehman 7-10 Year
   Treasury Bond Fund                       ETF      464287440      $677   8,300                    SOLE      8,300
Whole Foods Market Inc                 COMMON STOCK  966837106      $638   9,600                    SOLE      9,600
Intel Corp                             COMMON STOCK  458140100      $634  32,600                    SOLE     32,600
Legg Mason Inc                         COMMON STOCK  524901105      $595   4,750                    SOLE      4,750
United States Steel Corp               COMMON STOCK  912909108      $576   9,500                    SOLE      9,500
Best Buy Co Inc                        COMMON STOCK  086516101      $573  10,250                    SOLE     10,250
AT&T Inc                               COMMON STOCK  00206R102      $551  20,383                    SOLE     20,383
Northrop Grumman Corp                  COMMON STOCK  666807102      $512   7,500                    SOLE      7,500
PrimeWest Energy Trust                     TRUST     741930309      $497  17,500                    SOLE     17,500
Countrywide Financial Corp             COMMON STOCK  222372104      $477  13,000                    SOLE     13,000
Intercontinental Exchange Inc          COMMON STOCK  45865V100      $449   6,500                    SOLE      6,500
Eli Lilly & Co                         COMMON STOCK  532457108      $442   8,000                    SOLE      8,000
Nabors Industries Ltd                  COMMON STOCK    2963372      $412   5,750                    SOLE      5,750
NYSE Group Inc                         COMMON STOCK  62949W103      $404   5,100                    SOLE      5,100
Capital One Financial Corp             COMMON STOCK  14040H105      $403   5,000                    SOLE      5,000
UAL Corp                               COMMON STOCK  902549807      $399  10,000                    SOLE     10,000
New Century Financial Corp             COMMON STOCK  6435EV108      $396   8,600                    SOLE      8,600
iShares S&P SmallCap 600 Index
   Fund                                     ETF      464287804      $391   6,000                    SOLE      6,000
Newmont Mining Corp                    COMMON STOCK  651639106      $389   7,500                    SOLE      7,500
Wyeth                                  COMMON STOCK  983024100      $344   7,100                    SOLE      7,100
Apache Corp                            COMMON STOCK  037411105      $328   5,000                    SOLE      5,000
Cisco Systems Inc                      COMMON STOCK  17275R102      $308  14,225                    SOLE      14,225
iShares MSCI EAFE Index Fund                ETF      464287465      $292   4,500                    SOLE      4,500
Brandywine Realty Trust                    REIT      105368203      $281   8,850                    SOLE      8,850
Electronic Arts Inc                    COMMON STOCK  285512109      $274   5,000                    SOLE      5,000
Nasdaq-100 Index Tracking Stock             ETF      631100104      $273   6,500                    SOLE      6,500
Beazer Homes USA Inc                   COMMON STOCK  07556Q105      $260   3,950                    SOLE      3,950
iShares Lehman Treasury Inflation
   Protected Securities Fund                ETF      464287176      $257   2,550                    SOLE      2,550
Ameriprise Financial Inc               COMMON STOCK  03076C106      $253   5,610                    SOLE      5,610
Chubb Corp                             COMMON STOCK  171232101      $239   5,000                    SOLE      5,000
Raytheon Co                            COMMON STOCK  755111507      $229   5,000                    SOLE      5,000
Kellogg Co                             COMMON STOCK  487836108      $220   5,000                    SOLE      5,000
Medimmune Inc                          COMMON STOCK  584699102      $219   6,000                    SOLE      6,000
BlackRock Inc/New York                 COMMON STOCK  09247X101      $210   1,500                    SOLE      1,500
Coca-Cola Co/The                       COMMON STOCK  191216100      $209   5,000                    SOLE      5,000
Neomedia Technologies Inc              COMMON STOCK  640505103        $3  10,000                    SOLE     10,000
Government of Canada 121/24                Bond      016410357      $400 400,000                    SOLE     400,000